COMMITMENTS, CONTINGENCIES AND GUARANTEES	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS, CONTINGENCIES AND GUARANTEES	COMMITMENTS, CONTINGENCIES AND GUARANTEES
Commitments
TC Energy and its affiliates have long-term natural gas transportation and natural gas purchase arrangements as well as other purchase obligations, all of which are transacted at market prices and in the normal course of business. Purchases under these contracts in 2022 were $362 million (2021 – $239 million; 2020 – $224 million).
The Company has entered into PPAs with solar and wind-power generating facilities ranging from one to 15 years that require the purchase of generated energy and associated environmental attributes. At December 31, 2022, the total planned capacity secured under the PPAs is approximately 1,020 MW with the generation subject to operating availability and capacity factors. Future payments and their timing cannot be reasonably estimated as they are dependent on when certain underlying facilities are placed into service and the amount of energy generated. Certain of these purchase commitments have offsetting sale PPAs for all or a portion of the related output from the facility.
Capital expenditure commitments include obligations related to the construction of growth projects and are based on the projects proceeding as planned. Changes to these projects, including cancellation, would reduce or possibly eliminate these commitments as a result of cost mitigation efforts. At December 31, 2022, TC Energy had the following capital expenditure commitments:
•approximately $1.0 billion for its Canadian natural gas pipelines, primarily related to construction costs associated with NGTL System expansion projects
•approximately $0.3 billion for its U.S. natural gas pipelines, primarily related to construction costs associated with ANR and Columbia Gas pipeline projects
•approximately $1.7 billion for its Mexico natural gas pipelines, primarily related to construction of the Southeast Gateway pipeline
•approximately $0.3 billion for its Power and Energy Solutions business, primarily related to the Company's proportionate share of commitments for Bruce Power's life extension program.
Contingencies
TC Energy is subject to laws and regulations governing environmental quality and pollution control. At December 31, 2022, the Company had accrued approximately $20 million (2021 – $30 million) related to operating facilities, which represents the present value of the estimated future amount it expects to spend to remediate the sites. However, additional liabilities may be incurred as assessments take place and remediation efforts continue.
TC Energy and its subsidiaries are subject to various legal proceedings, arbitrations and actions arising in the normal course of business. The amounts involved in such proceedings are not reasonably estimable as the final outcome of such legal proceedings cannot be predicted with certainty. It is the opinion of management that the ultimate resolution of such proceedings and actions will not have a material impact on the Company's consolidated financial position or results of operations.
Keystone XL
In September 2022, the International Centre for Settlement of Investment Disputes (ICSID) formally constituted a tribunal to hear TC Energy's request for arbitration under NAFTA where the Company is seeking to recover more than US$15 billion in economic damages resulting from the revocation of the Presidential Permit for the Keystone XL pipeline project. This claim is in an early stage and the timing and outcome is unknown at present. Termination activities undertaken in 2022, including asset dispositions and preservation, will continue throughout 2023. The Company will continue to coordinate with regulators, stakeholders and Indigenous groups to meet its environmental and regulatory commitments.
Guarantees
TC Energy and its partner on the Sur de Texas pipeline, IEnova, have jointly guaranteed the financial performance of the entity which owns the pipeline. Such agreements include a guarantee and a letter of credit which are primarily related to the delivery of natural gas.
TC Energy and its joint venture partner on Bruce Power, BPC Generation Infrastructure Trust, have each severally guaranteed certain contingent financial obligations of Bruce Power related to a lease agreement and contractor and supplier services.
The Company and its partners in certain other jointly-owned entities have either: i) jointly and severally; ii) jointly or             iii) severally guaranteed the financial performance of these entities. Such agreements include guarantees and letters of credit which are primarily related to construction services and the payment of liabilities. For certain of these entities, any payments made by TC Energy under these guarantees in excess of its ownership interest are to be reimbursed by its partners.
The carrying value of these guarantees has been recorded in Other long-term liabilities on the Consolidated balance sheet. Information regarding the Company’s guarantees were as follows:

at December 31		2022		2021
	Term	Potential Exposure[1]	Carrying Value	Potential Exposure[1]	Carrying Value
(millions of Canadian $)

Sur de Texas	Renewable to 2053	100	—	93	—
Bruce Power	Renewable to 2065	88	—	88	—
Other jointly-owned entities	to 2043	81	3	80	4
		269	3	261	4
1TC Energy's share of the potential estimated current or contingent exposure.